Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Summary of Income or (Loss) Before Income Taxes

The Group’s income/(loss)before income taxes consists of:

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Non-Chinese mainland	(366,657)	(445,424)	(43,145)	(6,170)
Chinese mainland	2,399,258	1,297,103	(16,356)	(2,339)
	2,032,601	851,679	(59,501)	(8,509)

Components of Income Tax Expense

Income tax expense for the years ended December 31, 2023, 2024 and 2025 consists of:

	Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Current income tax expense	81,055	85,450	141,779	20,274
Deferred income tax expense/(benefit)	(1,008)	(24,360)	2,763	395
	80,047	61,090	144,542	20,669

Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss or income is as follows:

	Year ended December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Income tax expense at PRC statutory rate	508,150	212,920
Effect of differing tax rates in different jurisdictions	98,963	139,126
Nondeductible expenses and nontaxable income, net	119,442	33,714
Research and development super-deduction	(141,454)	(140,153)
Effect of PRC preferential tax rates	(169,264)	(111,365)
Other adjustments	14,692	8,962
Change in valuation allowance	(350,482)	(82,114)
Income tax expense	80,047	61,090

	Year ended December 31,
	2025	2025	Percent
	RMB	US$	%
	(In thousands)
Income tax benefit at PRC statutory rate	(14,875)	(2,127)	25%
Effect of PRC preferential tax rates	64,902	9,281	(109)%
Foreign tax effects	22,863	3,269	(38)%
Research and development super-deduction	(116,810)	(16,704)	196%
Change in valuation allowance	15,721	2,248	(26)%
Nontaxable or nondeductible items
Share-based compensation expense	156,169	22,332	(262)%
Others	29,717	4,249	(50)%
Other adjustments	(13,145)	(1,879)	22%
Income tax expense	144,542	20,669	(242)%

Summary of Tax Effects of Temporary Differences to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Deferred tax assets:
Accrued expenses and others	620,639	558,550	79,872
Bad debt provision	69,182	95,107	13,600
Net operating losses carried forward	1,561,051	1,920,820	274,674
Recorded cost relating to capitalized assets	3,406,425	3,069,829	438,980
Operating lease liabilities	81,807	62,028	8,870
Fixed assets depreciation	11,836	11,908	1,701
Valuation allowance	(5,604,755)	(5,613,637)	(802,739)
Deferred tax assets, net	146,185	104,605	14,958
Deferred tax liabilities:
Long term investment fair value change	40,842	21,804	3,118
Operating lease assets	81,807	62,028	8,870
	122,649	83,832	11,988

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Classification in the consolidated balance sheets:
Deferred tax assets, net	23,536	20,773	2,970
Deferred tax liabilities	—	—	—